Accruals and Other Payables (Details) - Schedule of accruals and other payables - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accruals And Other Payables Abstract
Accruals		$ 1,804,131	$ 910,325
Other payables			200,407
Total payables	$ 1,807,996	$ 1,804,131	$ 1,110,732